INCOME TAXES - Deferred taxes (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Deferred tax assets and liabilities
Deferred tax assets	$ 197	$ 336	[1]
Deferred tax liabilities	(180)	(376)	[1]
Net deferred tax assets	17	(40)
Net deferred tax liabilities	$ (17)	$ (40)		$ (12)

[1]	* Prior year comparatives are restated following the retrospective reversal of reclassification of Deodar assets and liabilities as held for sale and retrospective recognition of depreciation charges in respect of Deodar (see Note 10).